Related Party Transactions (Details) - USD ($)		1 Months Ended					3 Months Ended	12 Months Ended
	Jun. 13, 2019	Sep. 29, 2020	Sep. 25, 2020	Aug. 10, 2020	Aug. 05, 2020	Nov. 30, 2018	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Stock split, description	1.3333333-for-1 forward stock split of its common stock.
Founder shares short term subject to forfeiture				$ 1,000,000
Office space			$ 20,000
Services fees							$ 60,000	$ 60,000
Payment of costs related party					$ 500,000
Repaid outstanding balance		$ 90,869
Working capital loans							$ 1,500,000	$ 1,500,000
Converted per share price (in Dollars per share)							$ 10.00	$ 10.00
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock shares (in Shares)						7,382,500
Aggregate purchase price value						$ 25,000
Shares issued (in Shares)				1,973,000
Sponsor shares (in Shares)				7,870,000
Common stock subject to forfeiture (in Shares)				1,000,000
Aggregate founder shares percentage				25.00%
Founder shares, description							The Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) (i) with respect to 25% of such shares, until consummation of the Company’s initial Business Combination, (ii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.	The Insiders have agreed not to transfer, assign or sell any of their Founder Shares (except to permitted transferees) (i) with respect to 25% of such shares, until consummation of the Company’s initial Business Combination, (ii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $12.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, (iii) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $13.50 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination, and (iv) with respect to 25% of such shares, until the closing price of the Class A common stock exceeds $17.00 for any 20 trading days within a 30-trading day period following the consummation of a Business Combination or earlier, in any case, if, following a Business Combination, the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property.